Distribution Date:	08/17/26	Morgan Stanley Capital I Trust 2019-H7
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-H7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark		ahundertmark@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61771MAS9	2.327000%	19,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.63%
A-2	61771MAT7	2.492000%	29,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.63%
A-SB	61771MAU4	3.171000%	26,600,000.00	15,587,216.10	450,700.27	41,189.22	0.00	0.00	491,889.49	15,136,515.83	23.46%	21.63%
A-3	61771MAV2	3.005000%	205,000,000.00	186,075,630.18	0.00	465,964.39	0.00	0.00	465,964.39	186,075,630.18	23.46%	21.63%
A-4	61771MAW0	3.261000%	242,191,000.00	242,191,000.00	0.00	658,154.04	0.00	0.00	658,154.04	242,191,000.00	23.46%	21.63%
A-S	61771MAZ3	3.524000%	62,560,000.00	62,560,000.00	0.00	183,717.87	0.00	0.00	183,717.87	62,560,000.00	23.46%	21.63%
B	61771MBA7	3.725000%	33,614,000.00	33,614,000.00	0.00	104,343.46	0.00	0.00	104,343.46	33,614,000.00	18.38%	17.13%
C	61771MBB5	4.128000%	34,549,000.00	34,549,000.00	0.00	118,848.56	0.00	0.00	118,848.56	34,549,000.00	13.15%	12.50%
D	61771MAC4	3.000000%	15,873,000.00	15,873,000.00	0.00	39,682.50	0.00	0.00	39,682.50	15,873,000.00	10.75%	10.38%
E-RR	61771MAF7	4.502280%	22,410,000.00	22,410,000.00	0.00	84,080.08	0.00	0.00	84,080.08	22,410,000.00	7.36%	7.38%
F-RR	61771MAH3	4.502280%	17,741,000.00	17,741,000.00	0.00	66,562.46	0.00	0.00	66,562.46	17,741,000.00	4.68%	5.00%
G-RR	61771MAK6	4.502280%	8,403,000.00	8,403,000.00	0.00	31,527.22	0.00	0.00	31,527.22	8,403,000.00	3.40%	3.88%
H-RR	61771MAM2	4.502280%	28,946,514.00	22,509,322.63	0.00	137,640.45	0.00	0.00	137,640.45	22,509,322.63	0.00%	0.00%
V	61771MAP5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61771MAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			746,987,514.00	661,513,168.91	450,700.27	1,931,710.25	0.00	0.00	2,382,410.52	661,062,468.64

X-A	61771MAX8	1.351763%	522,891,000.00	443,853,846.28	0.00	499,987.67	0.00	0.00	499,987.67	443,403,146.01
X-B	61771MAY6	0.766963%	130,723,000.00	130,723,000.00	0.00	83,549.76	0.00	0.00	83,549.76	130,723,000.00
X-D	61771MAA8	1.502280%	15,873,000.00	15,873,000.00	0.00	19,871.41	0.00	0.00	19,871.41	15,873,000.00
Notional SubTotal			669,487,000.00	590,449,846.28	0.00	603,408.84	0.00	0.00	603,408.84	589,999,146.01

Deal Distribution Total					450,700.27	2,535,119.09	0.00	0.00	2,985,819.36

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61771MAS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61771MAT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61771MAU4	585.98556767	16.94361917	1.54846692	0.00000000	0.00000000	0.00000000	0.00000000	18.49208609	569.04194850
A-3	61771MAV2	907.68600088	0.00000000	2.27299702	0.00000000	0.00000000	0.00000000	0.00000000	2.27299702	907.68600088
A-4	61771MAW0	1,000.00000000	0.00000000	2.71749999	0.00000000	0.00000000	0.00000000	0.00000000	2.71749999	1,000.00000000
A-S	61771MAZ3	1,000.00000000	0.00000000	2.93666672	0.00000000	0.00000000	0.00000000	0.00000000	2.93666672	1,000.00000000
B	61771MBA7	1,000.00000000	0.00000000	3.10416672	0.00000000	0.00000000	0.00000000	0.00000000	3.10416672	1,000.00000000
C	61771MBB5	1,000.00000000	0.00000000	3.44000000	0.00000000	0.00000000	0.00000000	0.00000000	3.44000000	1,000.00000000
D	61771MAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61771MAF7	1,000.00000000	0.00000000	3.75190004	0.00000000	0.00000000	0.00000000	0.00000000	3.75190004	1,000.00000000
F-RR	61771MAH3	1,000.00000000	0.00000000	3.75190012	0.00000000	0.00000000	0.00000000	0.00000000	3.75190012	1,000.00000000
G-RR	61771MAK6	1,000.00000000	0.00000000	3.75190051	0.00000000	0.00000000	0.00000000	0.00000000	3.75190051	1,000.00000000
H-RR	61771MAM2	777.61773421	0.00000000	4.75499226	(1.83744820)	18.47012563	0.00000000	0.00000000	4.75499226	777.61773421
V	61771MAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61771MAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61771MAX8	848.84583265	0.00000000	0.95619865	0.00000000	0.00000000	0.00000000	0.00000000	0.95619865	847.98389341
X-B	61771MAY6	1,000.00000000	0.00000000	0.63913588	0.00000000	0.00000000	0.00000000	0.00000000	0.63913588	1,000.00000000
X-D	61771MAA8	1,000.00000000	0.00000000	1.25190008	0.00000000	0.00000000	0.00000000	0.00000000	1.25190008	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	41,189.22	0.00	41,189.22	0.00	0.00	0.00	41,189.22	0.00
A-3	07/01/26 - 07/30/26	30	0.00	465,964.39	0.00	465,964.39	0.00	0.00	0.00	465,964.39	0.00
A-4	07/01/26 - 07/30/26	30	0.00	658,154.04	0.00	658,154.04	0.00	0.00	0.00	658,154.04	0.00
X-A	07/01/26 - 07/30/26	30	0.00	499,987.67	0.00	499,987.67	0.00	0.00	0.00	499,987.67	0.00
X-B	07/01/26 - 07/30/26	30	0.00	83,549.76	0.00	83,549.76	0.00	0.00	0.00	83,549.76	0.00
X-D	07/01/26 - 07/30/26	30	0.00	19,871.41	0.00	19,871.41	0.00	0.00	0.00	19,871.41	0.00
A-S	07/01/26 - 07/30/26	30	0.00	183,717.87	0.00	183,717.87	0.00	0.00	0.00	183,717.87	0.00
B	07/01/26 - 07/30/26	30	0.00	104,343.46	0.00	104,343.46	0.00	0.00	0.00	104,343.46	0.00
C	07/01/26 - 07/30/26	30	0.00	118,848.56	0.00	118,848.56	0.00	0.00	0.00	118,848.56	0.00
D	07/01/26 - 07/30/26	30	0.00	39,682.50	0.00	39,682.50	0.00	0.00	0.00	39,682.50	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	84,080.08	0.00	84,080.08	0.00	0.00	0.00	84,080.08	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	66,562.46	0.00	66,562.46	0.00	0.00	0.00	66,562.46	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	31,527.22	0.00	31,527.22	0.00	0.00	0.00	31,527.22	0.00
H-RR	07/01/26 - 07/30/26	30	585,636.22	84,452.73	0.00	84,452.73	(53,187.72)	0.00	0.00	137,640.45	534,645.75
Totals			585,636.22	2,481,931.37	0.00	2,481,931.37	(53,187.72)	0.00	0.00	2,535,119.09	534,645.75

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,985,819.36
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,494,195.63	Master Servicing Fee	5,390.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,343.19
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	284.82
ARD Interest	0.00	Operating Advisor Fee	1,139.27
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	106.32
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,494,195.63	Total Fees	12,264.27

Principal		Expenses/Reimbursements
Scheduled Principal	450,700.27	Reimbursement for Interest on Advances	10,833.43
Unscheduled Principal Collections		ASER Amount	(53,928.88)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(10,500.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	407.73
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	450,700.27	Total Expenses/Reimbursements	(53,187.72)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,535,119.09
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	450,700.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,985,819.36
Total Funds Collected	2,944,895.90	Total Funds Distributed	2,944,895.91

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	661,513,168.91	661,513,168.91	Beginning Certificate Balance	661,513,168.91
(-) Scheduled Principal Collections	450,700.27	450,700.27	(-) Principal Distributions	450,700.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	661,062,468.64	661,062,468.64	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	661,734,704.06	661,734,704.06	Ending Certificate Balance	661,062,468.64
Ending Actual Collateral Balance	661,062,468.64	661,062,468.64

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP	Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP
10,000,000 or less	22	129,647,572.52	19.61%	34	4.6510	2.097599	1.40 or less	13	150,508,869.50	22.77%	35	4.7568	0.943971
10,000,001.00 to 20,000,000	14	197,275,194.77	29.84%	34	4.5144	1.940345	1.41 to 1.60	7	73,591,355.70	11.13%	34	4.8718	1.533635
20,000,001.00 to 30,000,000	6	148,601,414.07	22.48%	35	4.3765	1.922973	1.61 to 1.80	3	48,602,524.78	7.35%	35	4.6865	1.686750
30,000,001.00 to 40,000,000	2	73,270,810.34	11.08%	33	3.9830	2.472678	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
40,000,001.00 to greater	1	60,000,000.00	9.08%	35	3.7408	2.880000	2.01 to 2.20	3	16,340,689.70	2.47%	33	4.9587	2.104188
Totals	51	661,062,468.64	100.00%	34	4.3784	2.132162	2.21 or greater	19	319,751,552.02	48.37%	34	3.9936	2.887116
							Totals	51	661,062,468.64	100.00%	34	4.3784	2.132162
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP
							Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP
Arizona	2	12,500,000.00	1.89%	35	4.0780	2.920000
							Industrial	4	47,546,243.70	7.19%	35	4.1951	3.198792
California	17	98,603,790.25	14.92%	33	4.1909	2.506862
							Lodging	17	124,485,694.70	18.83%	34	4.7162	1.579244
Connecticut	1	3,550,000.00	0.54%	34	4.3100	3.390000
							Mixed Use	8	67,579,193.75	10.22%	35	4.8087	1.483230
Florida	3	31,728,893.68	4.80%	35	4.4650	4.005250
							Multi-Family	7	72,992,949.22	11.04%	33	4.0559	2.452853
Georgia	3	54,747,555.77	8.28%	35	4.5741	1.400178
							Office	6	76,241,748.30	11.53%	34	4.2915	1.658836
Illinois	1	11,000,000.00	1.66%	34	4.1880	1.570000
							Retail	28	219,949,162.55	33.27%	34	4.2076	2.455246
Indiana	2	10,278,501.03	1.55%	35	4.9069	1.868794
							Totals	76	661,062,468.64	100.00%	34	4.3784	2.132162
Louisiana	1	14,900,412.86	2.25%	34	4.5500	2.280000

Maryland	1	8,000,000.00	1.21%	34	4.1200	2.580000

Michigan	1	3,719,839.11	0.56%	34	5.1000	1.250000

Missouri	1	3,094,152.89	0.47%	33	5.8000	1.320000

Nevada	2	75,900,000.00	11.48%	35	3.7670	2.862121

New Jersey	2	27,294,038.24	4.13%	34	4.7696	0.725560

New York	24	181,350,923.85	27.43%	34	4.4514	1.788093

North Carolina	3	32,621,471.54	4.93%	35	4.4373	1.420730

Pennsylvania	1	1,214,946.28	0.18%	35	4.5500	1.130000

Texas	2	19,653,029.45	2.97%	34	4.6298	2.570923

Washington	1	6,066,556.74	0.92%	34	4.9900	1.540000

West Virginia	1	3,189,799.46	0.48%	34	4.0200	2.180000

Wisconsin	1	9,381,081.07	1.42%	34	4.9800	2.060000

Totals	76	661,062,468.64	100.00%	34	4.3784	2.132162

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP	Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP
	4.4999% or less	19	319,374,159.17	48.31%	34	3.9491	2.729267	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	17	232,050,781.44	35.10%	35	4.6955	1.456180	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	9	57,370,051.09	8.68%	34	5.3928	1.479813	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	661,062,468.64	100.00%	34	4.3784	2.132162	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	45	608,794,991.70	92.09%	34	4.3697	2.126269
								Totals	51	661,062,468.64	100.00%	34	4.3784	2.132162
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP	Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP
	60 months or less	45	608,794,991.70	92.09%	34	4.3697	2.126269	Interest Only	24	375,413,859.19	56.79%	34	4.2057	2.463005
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	21	233,381,132.51	35.30%	34	4.6335	1.584601
	Totals	51	661,062,468.64	100.00%	34	4.3784	2.132162	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	661,062,468.64	100.00%	34	4.3784	2.132162
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	52,267,476.94	7.91%	34	4.4803	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	597,066,098.02	90.32%	34	4.3445	2.142108
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	11,728,893.68	1.77%	35	5.6500	1.320000
	Totals	51	661,062,468.64	100.00%	34	4.3784	2.132162
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A11	30316448	RT	Las Vegas	NV	Actual/360	3.741%	193,274.67	0.00	0.00	N/A	07/01/29	--	60,000,000.00	60,000,000.00	08/01/26
1A16	30316453				Actual/360	3.741%	32,212.44	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	08/01/26
2A1	30316207	Various Various		CA	Actual/360	4.059%	133,766.05	0.00	0.00	N/A	05/06/29	--	38,270,810.34	38,270,810.34	08/06/26
2A5	30316211				Actual/360	4.059%	66,883.02	0.00	0.00	N/A	05/06/29	--	19,135,405.17	19,135,405.17	08/06/26
3A1	30316472	LO	Atlanta	GA	Actual/360	4.590%	104,021.67	49,592.40	0.00	N/A	07/06/29	--	26,317,942.60	26,268,350.20	08/06/26
3A3	30316474				Actual/360	4.590%	52,010.83	24,796.21	0.00	N/A	07/06/29	--	13,158,970.79	13,134,174.58	08/06/26
4	30316478	MF	Brooklyn	NY	Actual/360	3.900%	117,541.67	0.00	0.00	N/A	06/06/29	--	35,000,000.00	35,000,000.00	08/06/26
5	30316480	LO	Various	Various	Actual/360	4.550%	97,869.48	47,383.77	0.00	N/A	07/06/29	--	24,979,093.83	24,931,710.06	08/06/26
6	30503194	MU	New York	NY	Actual/360	4.820%	116,215.56	0.00	0.00	N/A	07/06/29	--	28,000,000.00	28,000,000.00	08/06/26
7	30316483	MF	Long Island City	NY	Actual/360	3.784%	77,923.63	42,991.55	0.00	N/A	04/01/29	--	23,913,101.66	23,870,110.11	08/01/26
8	30316484	IN	Durham	NC	Actual/360	4.500%	86,505.28	42,699.47	0.00	N/A	07/06/29	--	22,323,943.17	22,281,243.70	08/06/26
9	30316485	OF	Culver City	CA	Actual/360	3.905%	78,181.35	0.00	0.00	N/A	07/06/29	--	23,250,000.00	23,250,000.00	08/06/26
10	30316486	RT	Dallas	TX	Actual/360	4.035%	73,834.90	0.00	0.00	N/A	06/01/29	--	21,250,000.00	21,250,000.00	08/01/26
11	30316487	IN	Various	FL	Actual/360	3.770%	64,927.78	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	08/06/26
13	30316488	LO	Princeton	NJ	Actual/360	4.760%	58,116.29	25,966.00	0.00	N/A	07/06/29	--	14,178,547.50	14,152,581.50	08/06/26
14	30316489	LO	Metairie	LA	Actual/360	4.550%	58,471.05	23,074.63	0.00	N/A	06/01/29	--	14,923,487.49	14,900,412.86	08/01/26
15	30316490	MU	New York	NY	Actual/360	4.450%	60,927.92	0.00	0.00	N/A	07/06/29	--	15,900,000.00	15,900,000.00	08/06/26
16	30316491	RT	New Braunfels	TX	Actual/360	4.670%	57,946.91	21,645.86	0.00	N/A	07/06/29	--	14,409,675.31	14,388,029.45	08/06/26
17	30316492	OF	Princeton	NJ	Actual/360	4.780%	54,191.83	24,326.74	0.00	N/A	05/06/29	--	13,165,783.48	13,141,456.74	08/06/26
18	30316493	OF	Rochester	NY	Actual/360	4.990%	56,334.21	16,054.23	0.00	N/A	07/01/29	--	13,110,295.02	13,094,240.79	08/05/26
19	30502523	OF	New York	NY	Actual/360	3.914%	42,129.86	0.00	0.00	N/A	03/11/29	--	12,500,000.00	12,500,000.00	08/11/26
20	30316495	MU	Staten Island	NY	Actual/360	5.290%	55,574.39	0.00	0.00	N/A	06/06/29	--	12,200,000.00	12,200,000.00	08/06/26
21	30316496	RT	Miami Beach	FL	Actual/360	5.650%	57,064.33	0.00	0.00	N/A	07/11/29	--	11,728,893.68	11,728,893.68	08/11/25
22	30316498	OF	Atlanta	GA	Actual/360	4.180%	43,193.33	0.00	0.00	N/A	07/01/29	--	12,000,000.00	12,000,000.00	08/01/26
24	30316502	RT	Niles	IL	Actual/360	4.188%	39,669.67	0.00	0.00	N/A	06/01/29	--	11,000,000.00	11,000,000.00	08/01/26
26	30316504	LO	Menomonee Falls	WI	Actual/360	4.980%	40,300.76	16,687.08	0.00	N/A	06/06/29	--	9,397,768.15	9,381,081.07	08/06/26
27	30316505	IN	Fenton	MO	Actual/360	4.350%	34,433.08	18,021.35	0.00	N/A	07/06/29	--	9,192,368.68	9,174,347.33	08/06/26
28	30316506	MF	El Paso	TX	Actual/360	4.890%	42,403.09	0.00	0.00	N/A	06/06/29	--	10,070,000.00	10,070,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30316507	LO	San Jose	CA	Actual/360	4.930%	42,452.78	0.00	0.00	N/A	04/01/29	--	10,000,000.00	10,000,000.00	08/01/26
30	30316508	RT	Austell	GA	Actual/360	5.800%	16,728.52	4,394.59	0.00	N/A	05/06/29	--	3,349,425.06	3,345,030.47	08/06/26
31	30316509	RT	Independence	MO	Actual/360	5.800%	15,473.88	4,065.00	0.00	N/A	05/06/29	--	3,098,217.89	3,094,152.89	08/06/26
32	30316510	RT	Indianapolis	IN	Actual/360	5.800%	11,826.13	3,106.73	0.00	N/A	05/06/29	--	2,367,857.76	2,364,751.03	08/06/26
33	30503235	Various Brooklyn		NY	Actual/360	5.100%	40,403.33	0.00	0.00	N/A	06/06/29	--	9,200,000.00	9,200,000.00	08/06/26
34	30316511	RT	Holly Springs	NC	Actual/360	4.020%	18,406.04	9,068.73	0.00	N/A	06/01/29	--	5,317,102.82	5,308,034.09	08/01/26
35	30316512	RT	Lewisburg	WV	Actual/360	4.020%	11,060.89	5,449.74	0.00	N/A	06/01/29	--	3,195,249.20	3,189,799.46	08/01/26
36	30316513	LO	Lawndale	CA	Actual/360	5.050%	34,621.65	13,967.69	0.00	N/A	06/01/29	--	7,961,542.43	7,947,574.74	08/01/26
38	30316515	RT	Mount Airy	MD	Actual/360	4.120%	28,382.22	0.00	0.00	N/A	06/01/29	--	8,000,000.00	8,000,000.00	08/01/26
39	30316516	RT	Indianapolis	IN	Actual/360	4.640%	31,619.83	0.00	0.00	N/A	07/01/29	--	7,913,750.00	7,913,750.00	08/01/26
40	30503236	LO	Sanford	FL	Actual/360	5.400%	27,124.07	14,836.89	0.00	N/A	07/01/29	--	5,833,133.71	5,818,296.82	08/01/26
41	30503251	RT	Sunnyside	WA	Actual/360	4.990%	26,107.54	9,282.36	0.00	N/A	06/06/29	--	6,075,839.10	6,066,556.74	08/06/26
43	30316518	RT	Cave Creek	AZ	Actual/360	4.078%	21,947.57	0.00	0.00	N/A	07/06/29	--	6,250,000.00	6,250,000.00	08/06/26
44	30316519	RT	Cave Creek	AZ	Actual/360	4.078%	21,947.57	0.00	0.00	N/A	07/06/29	--	6,250,000.00	6,250,000.00	08/06/26
45	30316520	RT	Las Vegas	NV	Actual/360	4.078%	20,718.51	0.00	0.00	N/A	07/06/29	--	5,900,000.00	5,900,000.00	08/06/26
46	30316521	MU	Winston Salem	NC	Actual/360	4.600%	19,963.65	7,719.15	0.00	N/A	06/06/29	--	5,039,912.90	5,032,193.75	08/06/26
47	30316522	IN	Katy	TX	Actual/360	4.520%	20,492.55	0.00	0.00	N/A	05/01/29	--	5,265,000.00	5,265,000.00	08/01/26
48	30316523	LO	Oneonta	NY	Actual/360	5.700%	18,550.71	9,623.27	0.00	N/A	02/06/29	--	3,779,432.44	3,769,809.17	08/06/26
49	30316524	MU	New York	NY	Actual/360	4.780%	16,876.06	0.00	0.00	N/A	06/01/29	--	4,100,000.00	4,100,000.00	08/01/26
50	30316525	MF	Pontiac	MI	Actual/360	5.100%	16,360.77	5,574.40	0.00	N/A	06/06/29	--	3,725,413.51	3,719,839.11	08/06/26
51	30316526	IN	Baltimore	MD	Actual/360	4.800%	13,936.86	5,738.09	0.00	N/A	06/01/29	--	3,371,822.00	3,366,083.91	08/01/26
52	30316527	MF	Windham	CT	Actual/360	4.310%	13,175.43	0.00	0.00	N/A	06/01/29	--	3,550,000.00	3,550,000.00	08/01/26
53	30316528	SS	North Canton	OH	Actual/360	4.520%	10,094.02	4,634.34	0.00	N/A	06/01/29	--	2,593,383.22	2,588,748.88	08/01/26
Totals							2,494,195.63	450,700.27	0.00				661,513,168.91	661,062,468.64
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A11	85,850,630.92	21,287,490.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A16	85,850,630.92	21,287,490.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	21,118,155.60	22,391,963.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	21,118,155.60	22,391,963.48	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	8,148,417.60	9,684,753.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3	8,148,417.60	9,684,753.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,954,618.53	1,243,082.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,467,110.18	1,330,047.31	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,383,095.48	531,511.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	17,645,101.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,930,272.60	1,938,740.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,040,856.76	808,073.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	4,307,443.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,605,284.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,702,602.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,009,478.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,271,135.65	2,419,894.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	209,759.34	0.00	--	--	05/11/26	5,696,276.95	0.00	0.00	0.00	0.00	0.00
18	1,268,810.25	892,319.95	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	56,889,291.82	13,600,249.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,009,407.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	08/08/25	3,050,000.00	174,286.55	42,064.44	498,186.27	17,617.97	0.00
22	1,005,867.82	271,427.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	611,032.18	213,638.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,573,979.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	3,630,464.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	417,799.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	318,255.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	95,373.72	31,991.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	721,913.69	195,765.55	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	934,017.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	473,323.21	462,647.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,023,110.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	958,524.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	866,584.34	870,755.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	715,315.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	787,384.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	821,427.60	796,258.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	612,379.36	678,070.12	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	574,979.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	574,918.89	798,728.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	897,586.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	264,916.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	350,421.84	0.00	--	--	--	0.00	0.00	0.00	0.00	2,595.92	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	539,319.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	359,697,572.80	133,811,615.16				8,746,276.95	174,286.55	42,064.44	498,186.27	20,213.89	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	11,728,893.68	2	24,870,350.42	0	0.00	0	0.00	0	0.00	0	0.00	4.378400%	4.357268%	34
07/17/26	0	0.00	0	0.00	2	24,894,677.16	2	24,894,677.16	1	0.00	0	0.00	0	0.00	1	0.00	4.378575%	4.357443%	35
06/17/26	0	0.00	0	0.00	3	30,898,980.02	2	24,920,648.57	1	5,978,331.45	0	0.00	0	0.00	0	0.00	4.388799%	4.367702%	36
05/15/26	0	0.00	0	0.00	3	30,923,100.58	2	24,944,769.13	1	5,978,331.45	0	0.00	0	0.00	0	0.00	4.388964%	4.367867%	37
04/17/26	0	0.00	0	0.00	3	30,948,873.25	1	11,728,893.68	1	5,978,331.45	0	0.00	0	0.00	0	0.00	4.389142%	4.368045%	38
03/17/26	0	0.00	1	13,265,564.15	2	17,707,225.13	1	11,728,893.68	1	5,978,331.45	0	0.00	0	0.00	0	0.00	4.389305%	4.368207%	39
02/18/26	1	13,294,656.14	0	0.00	2	17,707,225.13	1	11,728,893.68	1	5,978,331.45	0	0.00	0	0.00	0	0.00	4.389510%	4.368412%	40
01/16/26	0	0.00	0	0.00	2	17,707,225.13	1	11,728,893.68	1	5,978,331.45	0	0.00	0	0.00	0	0.00	4.389670%	4.368572%	41
12/17/25	0	0.00	0	0.00	2	17,707,225.13	0	0.00	1	5,978,331.45	0	0.00	0	0.00	1	16,500,000.00	4.389829%	4.368731%	42
11/18/25	0	0.00	1	11,728,893.68	1	5,978,331.45	0	0.00	1	5,978,331.45	0	0.00	0	0.00	0	0.00	4.386212%	4.365206%	43
10/20/25	2	22,728,893.68	0	0.00	1	5,978,331.45	0	0.00	1	5,978,331.45	0	0.00	0	0.00	0	0.00	4.386368%	4.365362%	44
09/17/25	0	0.00	0	0.00	1	5,978,331.45	0	0.00	1	5,978,331.45	0	0.00	1	471,106.32	0	0.00	4.386537%	4.365531%	45
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	30316496	08/11/25	11	6	42,064.44	498,186.27	414,082.17	11,728,893.68	01/29/25	2		08/06/25
Totals					42,064.44	498,186.27	414,082.17	11,728,893.68

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		661,062,469	636,192,118	0		24,870,350
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	661,062,469	649,333,575	0	0	0	11,728,894
Jul-26	661,513,169	636,618,492	0	0	0	24,894,677
Jun-26	667,973,190	637,074,210	0	0	0	30,898,980
May-26	668,420,182	637,497,081	0	0	0	30,923,101
Apr-26	668,898,297	637,949,424	0	0	13,241,648	17,707,225
Mar-26	669,341,610	638,368,821	0	13,265,564	0	17,707,225
Feb-26	669,882,239	638,880,358	13,294,656	0	0	17,707,225
Jan-26	670,321,637	652,614,412	0	0	0	17,707,225
Dec-25	670,759,290	653,052,064	0	0	11,728,894	5,978,331
Nov-25	687,728,401	670,021,175	0	11,728,894	0	5,978,331
Oct-25	688,162,447	659,455,222	22,728,894	0	0	5,978,331
Sep-25	688,628,083	682,649,752	0	0	0	5,978,331
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	30316492	13,141,456.74	13,141,456.74	6,100,000.00	04/27/26	137,451.54	0.15000	12/31/25	05/06/29	272
21	30316496	11,728,893.68	11,728,893.68	10,500,000.00	08/04/20	921,003.85	1.32000	06/30/24	07/11/29	I/O
Totals		24,870,350.42	24,870,350.42	16,600,000.00		1,058,455.39

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	30316492	OF	NJ	03/12/26	9

8/11/2026 - The Loan was transferred to the Special Servicer, ASC, on 3/12/2026, due to Payment Default. Borrower and Lender entered into a loan reinstatement and modification agreement on 7/6/2026. Special servicer will monitor the performance of the loan over the coming months and return the loan to the Master Servicer if there is no new Event of Default. Should Borrower default on the agreement, Special Servicer will direct counsel to initiate foreclosure and/or seek the appointment of a receive r.

21	30316496	RT	FL	01/29/25	2

8/11/2026 - The loan transferred to Special Servicing on January 29, 2025, following the placement of force-placed insurance. The Borrower''s proposal to reinstate the loan using reserve funds was declined. A foreclosure complaint and motion for re ceiver appointment were filed on August 7, 2025, and on September 11, 2025, the court ordered property rents to be directed to the Lender''s lockbox. The foreclosure and receivership case was transferred to the complex division and a hearing on the appoin tment of a receiver and foreclosure action is pending.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30316472	29,432,429.74	4.59000%	29,432,429.74	4.59000%	10	10/28/20	09/06/20	11/09/20
3A1	30316472	0.00	4.59000%	0.00	4.59000%	8	02/23/22	12/02/21	02/23/22
3A3	30316474	14,716,214.79	4.59000%	14,716,214.79	4.59000%	10	10/28/20	09/06/20	11/09/20
3A3	30316474	0.00	4.59000%	0.00	4.59000%	8	02/23/22	12/22/21	02/23/22
13	30316488	15,865,056.70	4.76000%	15,846,003.51	4.76000%	8	07/06/20	07/06/20	07/15/20
13	30316488	0.00	4.76000%	0.00	4.76000%	8	02/05/21	02/04/21	02/09/21
14	30316489	0.00	4.55000%	0.00	4.55000%	8	03/31/21	03/31/21	04/14/21
21	30316496	0.00	5.65000%	0.00	5.65000%	8	11/30/20	11/30/20	02/05/21
26	30316504	0.00	4.98000%	0.00	4.98000%	8	02/18/21	09/06/20	02/26/21
29	30316507	10,000,000.00	4.93000%	10,000,000.00	4.93000%	8	08/03/20	07/31/20	08/18/20
37	30316514	0.00	5.40000%	0.00	5.40000%	10	06/06/24	06/06/24	07/11/24
48	30316523	0.00	5.70000%	0.00	5.70000%	8	12/03/20	12/03/20	02/01/21
Totals		70,013,701.23		69,994,648.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	30316514 09/17/24	7,987,651.06	29,000,000.00	8,120,739.52	214,138.32	8,120,739.50	7,906,601.18	81,049.88	0.00	81,049.88	0.00	0.00%
42	30316517 07/17/26	5,978,331.45	7,000,000.00	3,907,110.20	4,365,970.62	3,907,110.20	(458,860.42)	6,437,191.87	0.00	0.00	6,437,191.87	99.03%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		13,965,982.51	36,000,000.00	12,027,849.72	4,580,108.94	12,027,849.70	7,447,740.76	6,518,241.75	0.00	81,049.88	6,437,191.87

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	30316514	10/18/24	0.00	0.00	0.00	0.00	0.00	(81,049.88)	0.00	0.00	0.00
		09/17/24	0.00	0.00	81,049.88	0.00	0.00	81,049.88	0.00	0.00
42	30316517	07/17/26	0.00	0.00	6,437,191.87	0.00	0.00	6,437,191.87	0.00	(1,511,594.53)	4,925,597.34
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,437,191.87	0.00	0.00	6,437,191.87	0.00	(1,511,594.53)	4,925,597.34

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	407.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	(14,000.00)	0.00	0.00	(68,754.85)	0.00	0.00	10,734.41	0.00	0.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	14,825.97	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	145.44	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(46.42)	0.00	0.00	0.00
Total	0.00	0.00	(10,500.00)	0.00	407.73	(53,928.88)	0.00	0.00	10,833.43	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(53,187.72)

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Supplemental Notes
None

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